H5 Fees to auditors (Tables)	12 Months Ended
Dec. 31, 2019
Auditors Remuneration [Abstract]
Summary of Fees to Auditors
Fees to auditors
	PwC	Others	Total
2019
Audit fees	96	9	105
Audit-related fees	12	—	12
Tax fees	10	11	21
Other fees	6	6	12
Total	124	26	150

2018
Audit fees	98	4	102
Audit-related fees	11	2	13
Tax fees	9	2	11
Other fees	9	6	15
Total	127	14	141

2017
Audit fees	89	2	91
Audit-related fees	11	—	11
Tax fees	13	4	17
Other fees	9	7	16
Total	122	13	135